Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2012	$ 98,912	$ 174,899	$ 132,378	$ 1,558	$ (48,949)	$ 358,798
Net Income	0	0	39,812	0	0	39,812
Change in other comprehensive income (loss), net of tax	0	0	0	(15,361)	0	(15,361)
Stock options and related tax benefits	15	61	0	0	(40)	36
Cash dividend declared	0	0	(24,758)	0	0	(24,758)
Sale of treasury stock	0	(2,194)	0	0	5,102	2,908
Stock based compensation expense	0	378	0	0	0	378
Balance at Dec. 31, 2013	98,927	173,144	147,432	(13,803)	(43,887)	361,813
Net Income	0	0	44,193	0	0	44,193
Change in other comprehensive income (loss), net of tax	0	0	0	9,294	0	9,294
Stock options and related tax benefits	18	113	0	0	0	131
Cash dividend declared	0	0	(24,880)	0	0	(24,880)
Purchase of treasury stock	0	0	0	0	(282)	(282)
Sale of treasury stock	0	(1,229)	0	0	4,079	2,850
Stock based compensation expense	0	325	0	0	0	325
Balance at Dec. 31, 2014	98,945	172,353	166,745	(4,509)	(40,090)	393,444
Net Income	0	0	42,238	0	0	42,238
Change in other comprehensive income (loss), net of tax	0	0	0	(272)	0	(272)
Stock options and related tax benefits	28	119	0	0	0	147
Cash dividend declared	0	0	(24,974)	0	0	(24,974)
Purchase of treasury stock	0	0	0	0	(147)	(147)
Sale of treasury stock	0	(1,233)	0	0	3,903	2,670
Stock based compensation expense	0	204	0	0	0	204
Balance at Dec. 31, 2015	$ 98,973	$ 171,443	$ 184,009	$ (4,781)	$ (36,334)	$ 413,310